Contract assets and liabilities (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Contract assets | $	$ 135		$ 66
Contract liabilities: deferred revenue | $	(593)		(650)
Net contract (liabilities) / assets | $	$ (458)		$ (584)
ZHEJIANG TIANLAN
Contract assets | ¥		¥ 66,644		¥ 72,880
Contract liabilities: deferred revenue | ¥		(35,367)		(43,452)
Net contract (liabilities) / assets | ¥		¥ 31,277		¥ 29,428